Provisions for Sundry Creditors - Summary of provisions for plugging of wells (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions For Plugging Of Wells	$ 77,125,513	$ 80,849,900	$ 84,050,900
2021 [member]
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions For Plugging Of Wells	2,858,989
2022 [member]
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions For Plugging Of Wells	2,197,972
2023 [member]
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions For Plugging Of Wells	3,167,257
2024 [member]
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions For Plugging Of Wells	3,456,396
2025 [member]
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions For Plugging Of Wells	6,110,317
More than 5 years [member]
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions For Plugging Of Wells	$ 59,334,582